UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30

Date of reporting period: April 1, 2017 to June 30, 2017

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

June 30, 2017 (Unaudited)

Causeway Global Absolute Return Fund	Number of Shares	Value
SHORT-TERM INVESTMENT
Blackrock Liquidity Funds Treasury Trust Fund, Institutional Class, 0.665%**[1]	66,211,506	$66,212

Total Short-Term Investment
(Cost $ 66,212) — 102.0%		66,212

Total Investments — 102.0%
(Cost $ 66,212)‡		66,212

Liabilities in Excess of Other Assets — (2.0)%		(1,268)

Net Assets — 100.0%		$64,944

A list of outstanding total return swap agreements held by the Fund at June 30, 2017, is as follows:

Counterparty	Reference Entity/ Obligation	Fixed Payments Paid	Total Return Received or Paid	Termination Date	Net Notional Amount[2]	Net Unrealized Appreciation (Depreciation)
Long Positions†
Morgan Stanley	United States Custom Basket of Securities	Long: Fed Funds-1 day + 0.50%	Total Return of the basket of securities	2/5/2018	$39,813	$36

Morgan Stanley	United Kingdom Custom Basket of Securities	Long: Fed Funds-1 day + 0.55% Short: Fed Funds-1 day – 0.35% to Fed Funds-1 day – 4.00%	Total Return of the basket of securities	1/31/2018	5,583	(8)

Morgan Stanley	Europe Custom Basket of Securities	Long: Fed Funds-1 day +0.55% Short: Fed Funds-1 day – 0.40% to Fed Funds-1 day – 0.75%	Total Return of the basket of securities	1/31/2018	2,625	—

Morgan Stanley	Japan Custom Basket of Securities	Long: Fed Funds-1 day + 0.55% Short: Fed Funds-1 day – 0.40% to Fed Funds-1 day – 0.75%	Total Return of the basket of securities	2/5/2018	429	(31)

Morgan Stanley	South Korea Custom Basket of Securities	Long: Fed Funds-1 day + 0.85% Short: Fed Funds-1 day – 0.50% to Fed Funds-1 day – 1.13%	Total Return of the basket of securities	6/8/2018	138	1

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2017 (Unaudited)

Counterparty	Reference Entity/ Obligation	Fixed Payments Paid	Total Return Received or Paid	Termination Date	Net Notional Amount[2]	Net Unrealized Appreciation (Depreciation)
Short Positions††
Morgan Stanley	United States Custom Basket of Short Securities	Short: Fed Funds-1 day – 0.35% to Fed Funds-1 day – 4.86%	Total Return of the basket of securities	2/5/2018	$(44,691)	$(33)

Morgan Stanley	Canada Custom Basket of Securities	Short: Fed Funds-1 day – 0.35%	Total Return of the basket of securities	2/5/2018	(3,022)	(9)

Morgan Stanley	Europe Custom Basket of Securities (Local)	Long: EONIA + 0.55% Short: EONIA-1 day – 0.50% to EONIA-1 day – 0.88%	Total Return of the basket of securities	11/2/2017	(316)	—

Morgan Stanley	Hong Kong Basket of Securities	Long: Fed Funds-1 day + 0.55% Short: Fed Funds-1 day – 0.75% to Fed Funds-1 day – 1.00%	Total Return of the basket of securities	2/5/2018	(245)	30

Morgan Stanley	Australia Custom Basket of Securities	Short: Fed Funds-1 day – 0.50%	Total Return of the basket of securities	2/5/2018	(2,536)	—

Morgan Stanley	Singapore Custom Basket of Securities	Short: Fed Funds-1 day – 0.50%	Total Return of the basket of	4/20/2018	(1,471)	—

						$(14)

†	The following table represents the individual common stock exposures compromising the Long Custom Basket Total Return Swaps as of June 30, 2017.

United States Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Appreciation
10,700	Arch Coal Inc	USD	$—
11,200	Baidu, Inc.	USD	—
11,700	United Health Group	USD	—
12,300	CDN Pac Railway	USD	5
17,300	Advance Auto Parts	USD	1
28,400	Signet Jewelers Co.	USD	—
31,646	Eli Lilly & Co.	USD	—
34,000	Viacom	USD	5
38,220	Microsoft Corp.	USD	—
39,000	Flowserve Corp.	USD	6
52,113	PDC Energy, Inc.	USD	—
53,200	Halliburton Co.	USD	—

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2017 (Unaudited)

United States Custom Basket of Securities (continued)
Shares	Description	Currency	Net Unrealized Appreciation
59,300	Bank of America	USD	$4
60,700	CSRA Inc.	USD	6
71,100	Sabre Corporation	USD	9
89,800	Verifone Systems Inc.	USD	—
97,900	SM Energy Co.	USD	—

$36

United Kingdom Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(10,989,806)	Rolls-Royce Entitlement	GBP	$—
(716,594)	Saga PLC	GBP	(54)
(548,567)	Royal Bank of Scotland Group	GBP	—
(199,223)	WorldPay Group PLC	GBP	—
(172,034)	Serco Group PLC	GBP	—
(171,848)	Pearson PLC	GBP	—
(164,296)	Rolls-Royce Holdings PLC	GBP	—
(119,602)	Sage Group PLC	GBP	—
(63,827)	National Grid PLC	GBP	(24)
(46,008)	Experian PLC	GBP	(13)
(45,540)	St. James’s Place PLC	GBP	—
(41,964)	BT Group PLC	GBP	—
(30,697)	Shire PLC	GBP	—
(19,134)	Standard Chartered PLC	GBP	—
(3,625)	Imperial Brands PLC	GBP	(1)
(1,756)	Reckitt Benckiser Group PLC	GBP	—
29,895	Astrazeneca	GBP	—
35,424	British American Tobacco PLC	GBP	—
66,816	Travis Perkins PLC	GBP	—
84,214	Prudential PLC	GBP	—
92,914	Glaxosmithkline PLC	GBP	17
105,839	Royal Ductch Shell PLC	GBP	—
285,775	Aviva PLC	GBP	—
586,697	Vodafone	GBP	67
972,877	Barclays PLC	GBP	—
1,318,271	Lloyds Banking Group PLC	GBP	—

$(8)

Europe Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(101,525)	Ericsson	EUR	$—
(64,484)	Statoil ASA	EUR	—
(15,709)	Lafargeholcim Ltd.	EUR	—
(14,973)	Getinge	EUR	—

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2017 (Unaudited)

Europe Custom Basket of Securities (continued)
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(11,410)	Credit Suisse Group AG	EUR	$—
(8,119)	Nestle AG	EUR	—
(4,401)	Novo Nordisk	EUR	—
(337)	Givaudan	EUR	—
(67)	SGS SA	EUR	—
3,372	Zurich Insurance Group AG	EUR	—
9,811	Roche Holding AG	EUR	—
33,312	Novartis AG	EUR	—
89,375	ABB Ltd.	EUR	—

$—

Japan Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Depreciation
(113,700)	Rioch Co. Ltd.	JPY	$—
(82,500)	Odakyu Electric Railway Co. Ltd.	JPY	(9)
(58,400)	Nissan Motor Corp,	JPY	—
(35,500)	Toyota Motor Corporation	JPY	—
(28,600)	Japan Tobacco Inc	JPY	(18)
(24,600)	M3 Inc.	JPY	—
(22,000)	Tokyo Corp.	JPY	(1)
(14,000)	Keikyu Corp.	JPY	—
(12,300)	GMO Internet	JPY	(1)
(9,000)	Recruit Holdings Co. Ltd.	JPY	—
(4,600)	Nidec Corp.	JPY	—
(2,800)	FamilyMart UNY Holdings Co. Ltd.	JPY	—
(700)	Keyence Corp.	JPY	—
26,900	East Japan Railway Co.	JPY	—
56,200	Japan Airlines Co. Ltd.	JPY	—
97,400	Kddi Corp.	JPY	—
—	Ono Pharmaceutical	JPY	(2)

$(31)

South Korea Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(86,075)	Samsung Heavy	KRW	$—
(13,045)	Hyundai Motor	KRW	(12)
(5,444)	Samsung C&T Corp.	KRW	—
(2,796)	Samsung SDI Co. Ltd.	KRW	—
(801)	Samsung Fire and Marine Insurance Co. Ltd.	KRW	—
(263)	Naver Corp.	KRW	—
928	Samsung Electronics	KRW	5
10,660	SK Telecom	KRW	8

$1

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2017 (Unaudited)

††	The following table represents the individual common stock exposures compromising the Short Custom Basket Total Return Swaps as of June 30, 2017.

United States Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Depreciation
(173,300)	Ford Motor Co.	USD	$—
(80,500)	Coty	USD	—
(44,500)	Acadia Healthcare	USD	—
(30,300)	American International Group	USD	—
(25,700)	Nike Inc.	USD	(5)
(25,600)	Ball Corp.	USD	—
(23,800)	Pandora Media	USD	—
(23,500)	Cornerstone OnDemand Inc.	USD	—
(20,500)	EOG Resources Inc	USD	—
(20,500)	Kraft Heinz Co.	USD	—
(20,100)	Molson Coors Brewing	USD	—
(20,000)	Visa Inc.	USD	—
(18,100)	RLI Corporation	USD	—
(17,700)	Wabtec	USD	—
(16,800)	Twitter Inc.	USD	—
(14,800)	Autodesk	USD	—
(14,500)	Advanced Micro Devices	USD	—
(14,500)	Fireeye Inc.	USD	—
(13,900)	Cerner Corp.	USD	—
(13,300)	Schlumberger Ltd.	USD	(6)
(12,000)	Stericycle Inc.	USD	—
(11,800)	Palo Alto Network Inc.	USD	—
(11,500)	Berkshire	USD	—
(9,800)	Starbucks Corp.	USD	—
(9,300)	Dexcom	USD	—
(8,800)	Occidental Petroleum Corp.	USD	(7)
(8,600)	Viasat Inc.	USD	—
(7,900)	Broadcom Ltd.	USD	(8)
(7,600)	Medtronic Inc.	USD	—
(7,200)	Verizon Communications	USD	—
(6,500)	Simon Properties	USD	—
(5,700)	Mckesson Corp.	USD	(2)
(5,500)	Proofpoint Inc.	USD	—
(5,100)	Xperu Corporation	USD	—
(4,300)	Devon Energy	USD	—
(4,300)	TransDigm Group Inc.	USD	—
(3,500)	Hess Corporation	USD	(1)
(3,100)	Servicenow	USD	—
(2,900)	Bristol Myers Squibb	USD	—
(2,550)	Waste Connections Inc.	USD	—
(2,500)	Taubman Center	USD	(2)
(2,300)	Cincinnati Financial	USD	(1)

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2017 (Unaudited)

United States Custom Basket of Securities (continued)
Shares	Description	Currency	Net Unrealized Depreciation
(2,300)	Tesaro	USD	$—
(2,200)	Goldman Sachs	USD	—
(2,100)	Nevro	USD	—
(1,900)	Markel Corp.	USD	—
(1,400)	Philip Morris	USD	(1)
(1,300)	Facebook Inc.	USD	—

$(33)

Canada Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Depreciation
(192,400)	Bombardier Inc.	CAD	$—
(104,400)	Element Financial Corp.	CAD	(6)
(21,500)	Enbridge	CAD	—
(15,800)	Franco-Nevada Corp.	CAD	—
(5,800)	Brookfield Asset Management	CAD	(1)
(3,500)	TransCanada Corp.	CAD	(2)

$(9)

Europe Custom Basket of Securities (Local)
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(296,657)	Nokia Corp.	EUR	$—
(111,268)	Commerzbank	EUR	—
(45,508)	Banco BPM SA	EUR	—
(40,340)	AGEAS	EUR	—
(16,091)	Anheuser Busch InBev	EUR	—
(15,363)	Air Liquide	EUR	—
(7,893)	Symrise AG	EUR	—
(3,692)	Iliad	EUR	—
(2,141)	Daimler AG	EUR	—
(1,652)	Renault	EUR	—
(1,650)	BMW	EUR	—
(1,187)	Essilor International	EUR	—
18,258	Volkswagen AG	EUR	—
24,118	Akzo Nobel	EUR	—
26,843	Schneider SA	EUR	—

$—

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2017 (Unaudited)

Hong Kong Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(1,482,000)	Lenovo Group	HKD	$—
(1,254,000)	China Unicom	HKD	—
(650,000)	China Overseas Land & Investment Ltd.	HKD	(35)
(57,800)	AIA Group Limited	HKD	—
(41,200)	Bank of East Asia	HKD	—
259,000	China Mobile	HKD	—
284,323	China Mer Holdings	HKD	24
1,387,000	CNOOC Ltd.	HKD	41

$30

Australia Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(137,783)	Santos Ltd.	AUD	$—
(17,986)	CSL Ltd.	AUD	—
(4,856)	Commonwealth Bank of Australia	AUD	—

$—

Singapore Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(520,700)	Singtel	SGD	$—

$—

*	Except for share data.
**	The rate reported is the 7-day effective yield as of June 30, 2017.
‡	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.
1	Of this investment, $43,053 was pledged and segregated with the custodian as collateral for outstanding total return equity swap agreements.
2	The net notional amount is the sum of long and short positions. The gross notional amount of long positions and short positions at June 30, 2017 is $95,283 and $(98,976), respectively. The gross notional amounts are representative of the volume of activity during the quarter ended June 30, 2017.

AUD – Australian Dollar

CAD – Canadian Dollar

EONIA – Euro Over Night Index Average

EUR – Euro

GBP – British Pound Sterling

HKD – Hong Kong Dollar

JPY – Japanese Yen

KRW – South Korean Won

PLC – Public Limited Company

SGD – Singapore Dollar

USD – U.S. Dollar

SCHEDULE OF INVESTMENTS (000) (concluded)

June 30, 2017 (Unaudited)

The table below sets forth information about the Level within the fair value hierarchy at which the Fund’s investments are measured at June 30, 2017:

Investment in Securities	Level 1	Level 2	Level 3	Total
Short-Term Investment	$66,212	$—	$—	$66,212

Total Investment in Securities	$66,212	$—	$—	$66,212

Other Financial Instruments – Assets	Level 1	Level 2	Level 3	Total

Total Return Swaps ^	$—	$67	$—	$67

Total Other Financial Instruments – Assets	$—	$67	$—	$67

Other Financial Instruments – Liabilities	Level 1	Level 2	Level 3	Total

Total Return Swaps ^	$—	$(81)	$—	$(81)

Total Other Financial Instruments – Liabilities	$—	$(81)	$—	$(81)

^ Total return swaps are valued at the unrealized appreciation (depreciation) of the instruments.

At June 30, 2017, relative to the Fund’s prior fiscal year end, there were no transfers between levels.

Amounts designated as “—” are $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-005-1300

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: August 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: August 29, 2017

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer

Date: August 29, 2017